SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE - ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EPS (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS	0	722	4,087
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS	0	0	0
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS	0	0	0